Income Taxes - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2022 CAD ($)
2011 - 2016 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 1,210